Consolidated Statements of Changes in Shareholders' Equity - ARS ($) $ in Millions	Share capital	Treasury shares	Inflation adjustment of share capital and treasury shares [1]	Share premium	Additional paid-in capital from treasury shares	Legal reserve	Special reserve Resolution CNV 609/12 [2]	Other reserves		Retained earnings	Subtotal	Non-controlling interest	Cost of treasury stock	Changes in non-controlling interest	Reserve for share-based payments	Reserve for future dividends	Currency translation adjustment reserve	Hedging instruments	Special reserve	Reserve for defined contribution plans	Other reserves from subsidiaries	Revaluation surplus	Total Other reserves	Total
Beginning balance at Jun. 30, 2016	$ 575	$ 4	$ 9,294	$ 10,173	$ 48	$ 281	$ 6,590	$ 2,321	[3]	$ 23,985	$ 53,271	$ 35,888	$ (132)	$ 43	$ 158	$ 1,242	$ 1,048	$ 75		$ (24)	$ (89)		$ 2,321	$ 89,159
(Loss) / Profit for the year									[3]	(1,120)	(1,120)	4,168												3,048
Other comprehensive income / (loss) for the year								2,119	[3]		2,119	1,351					2,000			(6)	125		2,119	3,470
Total profit / (loss) and other comprehensive income for the year								2,119	[3]	(1,120)	999	5,519					2,000			(6)	125		2,119	6,518
Out-of-period adjustments									[3]			(268)												(268)
Incorporated by business combination									[3]			125												125
Irrevocable contributions									[3]			8												8
Issuance of capital of subsidiaries									[3]			4,624												4,624
Appropriation of retained earnings approved by Shareholders meeting held						58	(10)	(58)	[3]	10						(58)							(58)
Reserve for share-based compensation																								163
Dividends distribution									[3]			(4,764)												(4,764)
Share-based compensation					4		(2)	2	[3]		4	191			2								2	195
Capital reduction of subsidiaries									[3]			(10)												(10)
Changes in non-controlling interest								332	[3]		332	3,425		332									332	3,757
Ending balance at Jun. 30, 2017	575	4	9,294	10,173	52	339	6,578	4,716	[3]	22,875	54,606	44,738	(132)	375	160	1,184	3,048	75		(30)	36		4,716	99,344
(Loss) / Profit for the year									[3]	14,727	14,727	8,510												23,237
Other comprehensive income / (loss) for the year								(2,353)	[3]		(2,353)	11,802					(2,290)			(173)	37	$ 73	(2,353)	9,449
Total profit / (loss) and other comprehensive income for the year								(2,353)	[3]	14,727	12,374	20,312					(2,290)			(173)	37	73	(2,353)	32,686
Irrevocable contributions									[3]			7												7
Capitalized contributions									[3]			12												12
Appropriation of retained earnings approved by Shareholders meeting held								4,191	[3]	(4,191)									4,191				4,191
Reserve for share-based compensation																								46
Dividends distribution									[3]	(2,642)	(2,642)													(2,642)
Share-based compensation					2			2	[3]		4	78	5		(3)								2	82
Dividends reimbursement									[3]	100	100													100
Loss of control in subsidiary								(14)	[3]	14		(11,772)								(14)			(14)	(11,772)
Changes in non-controlling interest								(3,108)			(3,108)			(3,108)									(3,018)
Dividends distribution to non-controlling interest in subsidiaries									[3]			(2,584)												(2,584)
Ending balance at Jun. 30, 2018	575	4	9,294	10,173	54	339	6,578	3,434	[3]	30,883	61,334	58,181	(127)	(2,733)	157	1,184	758	75	4,191	(217)	73	73	3,434	119,515
Adjustments of previous years (IFRS 9 and 15) (Note 2.2)									[3]	(231)	(231)	(4)												(235)
Restated balance as of July 1, 2018	575	4	9,294	10,173	54	339	6,578	3,434	[3]	30,652	61,103	58,177												119,280
(Loss) / Profit for the year									[3]	(25,615)	(25,615)	(1,232)												(26,847)
Other comprehensive income / (loss) for the year								(656)	[3]		(656)	(761)					(575)	(81)					(656)	(1,417)
Total profit / (loss) and other comprehensive income for the year								(656)	[3]	(25,615)	(26,271)	(1,993)					(575)	(81)					(656)	(28,264)
Irrevocable contributions									[3]			5												5
Appropriation of retained earnings approved by Shareholders meeting held								45,792	[3]	45,792									45,792				45,792
Reserve for share-based compensation																								44
Dividends distribution									[3]	1,827	1,827	2,330												(4,157)
Share-based compensation									[3]			45	12		(12)									45
Other changes in the equity of subsidiaries									[3]	28	28													28
Changes in non-controlling interest								(958)	[3]		(958)	(160)		(958)									(958)	(1,118)
Ending balance at Jun. 30, 2019	$ 575	$ 4	$ 9,294	$ 10,173	$ 54	$ 339	$ 6,578	$ 47,612	[3]	$ (42,554)	$ 32,075	$ 53,744	$ (115)	$ (3,691)	$ 145	$ 1,184	$ 183	$ (6)	$ 49,983	$ (217)	$ 73	$ 73	$ 47,612	$ 85,819

[1]	Includes Ps.1 of Inflation adjustment of treasury stock. See Note 16.
[2]	Related to CNV General Resolution N 609/12.
[3]	Group's other reserves for the year ended June 30, 2016 were as follows: